Share Based Compensation (PSU Assumptions) (Details) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary Of Performance Share Assumptions [Line Items]
Fair value assumptions method used	Black-Scholes-Merton option pricing model Black-Scholes-Merton pricing model	Black-Scholes-Merton option pricing model Black-Scholes-Merton pricing model
Performance Share Units [Member}
Summary Of Performance Share Assumptions [Line Items]
Grant date	Mar. 16, 2012
Performance Share Units [Member} | Performance Shares Grant Date One [Member]
Summary Of Performance Share Assumptions [Line Items]
Grant date	Mar. 16, 2012
Dividend yield	2.80%	0.00%
Expected volatility	21.10%	0.00%
Risk free interest rate	1.10%	0.00%
Expected remaining life	2 years 0 months 0 days	0 years 0 months 0 days
Fair value, per option (in Canadian dollars)	20.32	0